OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS
14.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB
Payables for purchase of property, plant and equipment	268,668,526	498,254,803
Government grants related to assets	55,000,000	121,560,000
Value-added tax and other tax payable	52,895,118	88,654,952
Freight payables	9,242,636	23,904,150
Accrued utilities, rentals and interest	14,812,022	14,148,324
Payables to Zhejiang Global Photovoltaic Technology Co., Ltd. (Note 26(c))	—	16,888,607
Accrued warranty cost	33,432,852	11,101,709
Commission payables	3,973,434	8,651,046
Accrued professional service fees	8,502,170	6,031,954
Others	9,889,025	23,832,114
Total	456,415,783	813,027,659

The government grant was under Golden Sun Program which was sponsored by China's Ministry of Finance, Ministry of Science and Technology, the National Energy Administration of the National Development and Reform Commission, and the Ministry of Housing and Urban-Rural Development. Jiangxi Jinko and Zhejiang Jinko were granted by the government for the construction of solar power generation facilities under the project. The grant recorded as liability for the year ended December 31, 2010 and 2011 were RMB55 million and RMB121.6 million, respectively, since the project has yet to complete. These grants will be deducted to the carrying amount when the assets are ready for use.